Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of general and administrative expenses [Abstract]
Salaries and share based payment	$ 30,040	$ 30,334
Professional services	10,051	6,985
Advertising and promotion	333	174
Insurance, duties and other	9,370	4,920
Travel, motor vehicle and meals	1,152	423
Hosting and telecommunications	560	402
General and administration expense	$ 51,506	$ 43,238